DEFERRED CHARGES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	May 31, 2014
Extinguishment of Debt [Line Items]
Capitalized financing fees and expenses	$ 6,253,000	$ 2,699,000
Accumulated amortization	(2,720,000)	(2,035,000)
Total	3,533,000	664,000
Amortization of deferred charges	685,000	558,000	879,000
VLCC Mayfair [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	700,000
Discontinued Operations - VLCC [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	0	100,000	300,000
Term Loan Facility [Member]
Extinguishment of Debt [Line Items]
Debt instrument commitment fee	3,400,000
Debt instrument, face amount				$ 420,000,000.0	$ 135,000,000